Consolidated Income Statement (unaudited) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Net sales to third parties	$ 2,482	$ 2,402	$ 4,926	$ 4,735
Other revenues	14	20	29	39
Net sales and other revenues	2,496	2,422	4,955	4,774
Cost of net sales	(1,108)	(1,040)	(2,171)	(2,070)
Cost of other revenues	(14)	(19)	(28)	(36)
Gross profit	1,374	1,363	2,756	2,668
Selling, general & administration	(837)	(832)	(1,639)	(1,617)
Research & development	(220)	(217)	(419)	(419)
Other income	5	5	11	10
Other expense	(4)	(49)	(23)	(104)
Operating income	318	270	686	538
Interest expense	(50)	(48)	(95)	(95)
Other financial income & expense	12	(9)	24	(17)
Income before taxes	280	213	615	426
Taxes	(57)	(44)	(144)	(83)
Net income	$ 223	$ 169	$ 471	$ 343
Earnings per share
Basic (in dollars per share)	$ 0.45	$ 0.34	$ 0.95	$ 0.70
Diluted (in dollars per share)	$ 0.45	$ 0.34	$ 0.95	$ 0.69
Weighted average number of shares outstanding
Basic (in shares)	494.5	493.2	494.1	492.8
Diluted (in shares)	497.0	495.7	496.7	495.9